UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Jennison Value Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2007

Date of reporting period:	4/30/2007

Item	1	–	Reports to Stockholders

Jennison Value Fund

APRIL 30, 2007	SEMIANNUAL REPORT

FUND TYPE

Large-capitalization stock

OBJECTIVE

Capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

June 15, 2007

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to the other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser, who has access to frequent reports on the factors affecting the Fund’s return and should be able to answer your questions.

Sincerely,

Judy A. Rice, President

Jennison Value Fund

Jennison Value Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Value Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 0.99%; Class B, 1.69%; Class C, 1.69%; Class L, 1.19%; Class M, 1.69%; Class R, 1.44%; Class X, 1.69%; Class Z, 0.69%. Net Operating Expenses apply to: Class A, 0.94%; Class B, 1.69%; Class C, 1.69%; Class L, 1.19%; Class M, 1.69%; Class R, 1.19%; Class X, 1.69%; Class Z, 0.69%, after contractual reduction through 2/28/2008.

Cumulative Total Returns as of 4/30/07
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	10.80%	15.21%	73.98%	169.20%	—
Class B	10.38	14.30	67.57	149.58	—
Class C	10.33	14.30	67.56	149.58	—
Class L	N/A	N/A	N/A	N/A	7.41% (3/19/07)
Class M	N/A	N/A	N/A	N/A	7.32 (3/19/07)
Class R	10.64	14.89	N/A	N/A	42.19 (6/3/05)
Class X	N/A	N/A	N/A	N/A	7.32 (3/19/07)
Class Z	10.91	15.46	76.09	175.91	—
S&P 500 Index[2]	8.60	15.23	50.62	116.79	**
Russell 1000 Value Index[3]	9.79	18.15	74.90	178.88	***
Lipper Multi-Cap Value Funds Avg.[4]	9.70	15.16	62.84	158.78	****

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Average Annual Total Returns[5] as of 3/31/07
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	6.49%	8.47%	9.57%	—
Class B	6.82	8.75	9.37	—
Class C	10.82	8.90	9.37	—
Class L	N/A	N/A	N/A	N/A (3/19/07)
Class M	N/A	N/A	N/A	N/A (3/19/07)
Class R	12.37	N/A	N/A	18.30% (6/3/05)
Class X	N/A	N/A	N/A	N/A (3/19/07)
Class Z	12.94	9.98	10.47	—
S&P 500 Index[2]	11.82	6.26	8.20	**
Russell 1000 Value Index[3]	16.83	10.25	10.85	***
Lipper Multi-Cap Value Funds Avg.[4]	12.90	8.67	9.74	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns assume the payment of the maximum applicable sales charge. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, and 6%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years.

2The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

3The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

4The Lipper Multi-Cap Value Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Multi-Cap Value Funds category for the periods noted. Funds in the Lipper Average typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**S&P 500 Index Closest Month-End to Inception cumulative total return as of 4/30/2007 is 28.88% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 3/31/2007 is 12.16% for Class R. Class L, Class M, and Class X shares are new share classes and no performance information is available for these new share classes.

***Russell 1000 Value Index Closest Month-End to Inception cumulative total return as of 4/30/2007 is 36.49% for Class R. Russell 1000 Value Index Closest Month-End to Inception average annual total return as of 3/31/2007 is 16.17% for Class R. Class L, Class M, and Class X shares are new share classes and no performance information is available for these new share classes.

****Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/2007 is 32.49% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/2007 is 14.09% for Class R. Class L, Class M, and Class X shares are new share classes and no performance information is available for these new share classes.

Jennison Value Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the S&P 500 Index, the Russell 1000 Value Index, and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/07
Citigroup, Inc., Diversified Financial Services	3.0%
American International Group, Inc., Insurance	2.6
H & R Block, Inc., Diversified Consumer Services	2.4
Honeywell International, Aerospace & Defense	2.4
Sprint Nextel Corp., Wireless Telecommunication Services	2.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/07
Oil, Gas & Consumable Fuels	12.3%
Diversified Financial Services	7.4
Insurance	6.9
Capital Markets	6.6
Media	3.9

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2006, at the beginning of the period, and held through the six-month period ended April 30, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses

Jennison Value Fund	5

Fees and Expenses (continued)

you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Value Fund		Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,108.00	0.94%	$4.91
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

Class B	Actual	$1,000.00	$1,103.80	1.69%	$8.82
	Hypothetical	$1,000.00	$1,016.41	1.69%	$8.45

Class C	Actual	$1,000.00	$1,103.30	1.69%	$8.81
	Hypothetical	$1,000.00	$1,016.41	1.69%	$8.45

Class L	Actual**	$1,000.00	$1,074.10	1.19%	$1.45
	Hypothetical	$1,000.00	$1,018.89	1.19%	$5.96

Class M	Actual**	$1,000.00	$1,073.20	1.69%	$2.06
	Hypothetical	$1,000.00	$1,016.41	1.69%	$8.45

Class R	Actual	$1,000.00	$1,106.40	1.19%	$6.22
	Hypothetical	$1,000.00	$1,018.89	1.19%	$5.96

Class X	Actual**	$1,000.00	$1,073.20	1.69%	$2.06
	Hypothetical	$1,000.00	$1,016.41	1.69%	$8.45

Class Z	Actual	$1,000.00	$1,109.10	0.69%	$3.61
	Hypothetical	$1,000.00	$1,021.37	0.69%	$3.46

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2007, and divided by the 365 days in the Fund’s

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fiscal year ending October 31, 2007 (to reflect the six-month period), with the exception of the Class L, Class M, and Class X “Actual” information which reflects the 43-day period ended April 30, 2007 due to its inception date of March 19, 2007. Expense’s presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** Class L, M, and X shares commenced operations on March 19, 2007.

Jennison Value Fund	7

Portfolio of Investments

as of April 30, 2007 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.2%
COMMON STOCKS

Aerospace & Defense 2.3%
610,500	Honeywell International, Inc.	$33,076,890

Biotechnology 1.3%
282,200	Amgen, Inc.(a)	18,100,308

Building Products 1.4%
363,700	American Standard Cos., Inc.	20,025,322

Capital Markets 6.6%
737,100	Bank of New York Co., Inc. (The)	29,837,808
294,000	Merrill Lynch & Co., Inc.	26,527,620
448,400	TD Ameritrade Holding Corp.(a)	7,645,220
433,100	UBS AG	28,108,190

		92,118,838

Chemicals 2.0%
380,300	E.I. du Pont de Nemours & Co.	18,699,351
299,700	Mosaic Co. (The)(a)(b)	8,841,150

		27,540,501

Commercial Banks 1.1%
417,758	Royal Bank of Scotland Group PLC (United Kingdom)	15,995,436

Commercial Services & Supplies 1.7%
656,360	Waste Management, Inc.	24,554,428

Communications Equipment 3.2%
1,527,200	Avaya, Inc.(a)	19,731,424
505,300	Motorola, Inc.	8,756,849
390,000	QUALCOMM, Inc.	17,082,000

		45,570,273

Computers & Peripherals 2.5%
152,100	International Business Machines Corp.	15,546,141
874,000	Seagate Technology(b)	19,359,100

		34,905,241

Consumer Finance 0.9%
221,000	American Express Co.	13,408,070

See Notes to Financial Statements.

Jennison Value Fund	9

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

Diversified Consumer Services 3.6%
549,100	Career Education Corp.(a)(b)	$16,220,414
1,504,100	H&R Block, Inc.(b)	34,007,701

		50,228,115

Diversified Financial Services 7.4%
448,503	Bank of America Corp.	22,828,803
796,600	Citigroup, Inc.	42,713,691
422,000	JPMorgan Chase & Co.	21,986,200
120,000	KKR Private Equity Investors LLP	2,928,000
	KKR Private Equity Investors LLP - RDU, Private Placement, 144A
536,200	(cost $13,370,899; purchased 5/3/06-5/5/06)(f)(g)(h)	13,083,280

		103,539,974

Diversified Telecommunication Services 1.2%
431,650	Verizon Communications, Inc.	16,480,397

Electric Utilities 1.0%
182,700	Exelon Corp.	13,777,407

Electronic Equipment & Instruments 1.4%
364,500	Sony Corp., ADR (Japan)	19,413,270

Energy Equipment & Services 1.0%
175,000	Baker Hughes, Inc.	14,068,250

Food & Staples Retailing 3.0%
821,800	Kroger Co. (The)	24,251,318
386,100	Wal-Mart Stores, Inc.	18,501,912

		42,753,230

Food Products 3.4%
543,800	Cadbury Schweppes PLC, ADR (United Kingdom)	28,848,590
797,200	ConAgra Foods, Inc.	19,595,176

		48,443,766

Health Care Providers & Services 1.8%
750,400	Omnicare, Inc.	24,890,768

Hotels, Restaurants & Leisure 1.0%
353,800	OSI Restaurant Partners, Inc.	14,084,778

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Household Products 1.7%
334,300	Kimberly-Clark Corp.	$23,792,131

Independent Power Producers & Energy Traders 1.9%
336,600	NRG Energy, Inc.(a)(b)	26,577,936

Industrial Conglomerates 1.6%
608,800	General Electric Co.	22,440,368

Insurance 6.9%
517,800	American International Group, Inc.	36,199,398
433,100	Axis Capital Holdings Ltd.	16,068,010
550,500	Loews Corp.	26,049,660
1,028,000	Montpelier Re Holdings Ltd.(b)	18,771,280

		97,088,348

Internet & Catalog Retail 0.8%
296,600	IAC/InterActiveCorp.(a)(b)	11,306,392

Media 3.9%
640,300	Comcast Corp. (Class A)(a)(b)	17,070,398
719,912	Liberty Global, Inc. (Series C)(a)	24,052,260
813	Liberty Media Corp.(a)	91,845
42,900	Time Warner, Inc.	885,027
301,500	Viacom, Inc. (Class B)(a)	12,436,875

		54,536,405

Metals & Mining 0.9%
179,032	Freeport-McMoRan Copper & Gold, Inc. (Class B)	12,023,789

Multi-Utilities 1.4%
318,700	Sempra Energy	20,231,076

Office Electronics 1.7%
1,273,200	Xerox Corp.(a)	23,554,200

Oil, Gas & Consumable Fuels 12.3%
339,500	Anadarko Petroleum Corp.	15,841,070
445,600	Hess Corp.	25,287,800
150,600	Marathon Oil Corp.	15,293,430
310,300	Nexen, Inc.	18,496,983
549,600	Occidental Petroleum Corp.	27,864,720
249,200	Petroleo Brasileiro SA, ADR (Brazil)	25,226,516
353,300	Suncor Energy, Inc.	28,440,650

See Notes to Financial Statements.

Jennison Value Fund	11

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

190,700	Total SA, ADR (France)	$14,052,683
236,629	Trident Resources Corp., Private (Canada)(a)(g)(h)	2,131,985

		172,635,837

Pharmaceuticals 2.1%
192,900	Abbott Laboratories	10,921,998
312,000	Novartis AG, ADR (Switzerland)	18,124,080

		29,046,078

Software 3.0%
669,586	CA, Inc.	18,252,914
1,380,600	Symantec Corp.(a)	24,298,560

		42,551,474

Specialty Retail 1.2%
361,700	Best Buy Co., Inc.	16,873,305

Textiles, Apparel & Luxury Goods 1.1%
292,000	Nike, Inc. (Class B)	15,727,120

Thrifts & Mortgage Finance 2.4%
186,700	Countrywide Financial Corp.(b)	6,922,836
239,025	Fannie Mae	14,083,353
668,240	Peoples United Financial, Inc.	13,304,658

		34,310,847

Tobacco 1.9%
382,340	Altria Group, Inc.	26,350,873

Wireless Telecommunication Services 3.6%
306,500	Alltel Corp.	19,214,485
1,546,025	Sprint Nextel Corp.(b)	30,966,881

		50,181,366

	Total long-term investments (cost $1,060,172,731)	1,352,202,807

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 10.4%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
145,800,401	(cost $145,800,401; includes $102,550,302 of cash collateral received for securities on loan) (Note 3)(c)(d)	$145,800,401

	Total Investments(e) 106.6% (cost $1,205,973,132; Note 5)	1,498,003,208
	Liabilities in excess of other assets (6.6%)	(92,939,985)

	Net Assets 100.0%	$1,405,063,223

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

RDU—Restricted Depositary Unit

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The aggregate market value of such securities is $97,192,491; cash collateral of $102,550,302 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	As of April 30, 2007, one security representing $2,131,985 and 1.4% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.
(f)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(g)	Indicates an illiquid security.
(h)	Indicates a security is restricted to resale. The aggregate cost of such security is $23,313,520. The aggregate value of $15,215,265 is approximately 1.08% of net assets.

See Notes to Financial Statements.

Jennison Value Fund	13

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2007 were as follows:

Oil, Gas & Consumable Fuels	12.3%
Affiliated Money Market Mutual Fund (including 7.3% of collateral received for securities on loan)	10.4
Diversified Financial Services	7.4
Insurance	6.9
Capital Markets	6.6
Media	3.9
Diversified Consumer Services	3.6
Wireless Telecommunication Services	3.6
Food Products	3.4
Communications Equipment	3.2
Food & Staples Retailing	3.0
Software	3.0
Computers & Peripherals	2.5
Thrifts & Mortgage Finance	2.4
Aerospace & Defense	2.3
Pharmaceuticals	2.1
Chemicals	2.0
Independent Power Producers & Energy Traders	1.9
Tobacco	1.9
Health Care Providers & Services	1.8
Commercial Services & Supplies	1.7
Household Products	1.7
Office Electronics	1.7
Industrial Conglomerates	1.6
Building Products	1.4
Electronic Equipment & Instruments	1.4
Multi-Utilities	1.4
Biotechnology	1.3
Diversified Telecommunication Services	1.2
Specialty Retail	1.2
Commercial Banks	1.1
Textiles, Apparel & Luxury Goods	1.1
Electric Utilities	1.0
Energy Equipment & Services	1.0
Hotels, Restaurants & Leisure	1.0
Consumer Finance	0.9
Metals & Mining	0.9
Internet & Catalog Retail	0.8

106.6
Liabilities in excess of other assets	(6.6)

100.0%

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Financial Statements

(Unaudited)

APRIL 30, 2007	SEMIANNUAL REPORT

Jennison Value Fund

Statement of Assets and Liabilities

as of April 30, 2007 (Unaudited)

Assets
Investments at value, including securities on loan of $97,192,491:
Unaffiliated investments (cost $1,060,172,731)	$1,352,202,807
Affiliated investments (cost $145,800,401)	145,800,401
Cash	176,293
Foreign currency, at value (cost $9,449)	9,904
Receivable for investments sold	35,844,604
Dividends and interest receivable	2,068,097
Receivable for Fund shares sold	892,463
Foreign tax reclaim receivable	158,144
Prepaid expenses	8,933

Total assets	1,537,161,646

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	102,550,302
Payable for investments purchased	25,525,086
Payable for Fund shares reacquired	2,500,400
Management fee payable	604,486
Distribution fee payable	396,255
Transfer agent fee payable	197,443
Accrued expenses	316,193
Deferred trustees’ fees	8,258

Total liabilities	132,098,423

Net Assets	$1,405,063,223

Net assets were comprised of:
Shares of beneficial interest, at par	$632,901
Paid-in capital in excess of par	999,714,815

1,000,347,716
Undistributed net investment income	4,479,471
Accumulated net realized gain on investment and foreign currency transactions	108,187,123
Net unrealized appreciation on investments and foreign currencies	292,048,913

Net assets, April 30, 2007	$1,405,063,223

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($1,071,317,223 ÷ 48,182,388 shares of beneficial interest issued and outstanding)	$22.23
Maximum sales charge (5.50% of offering price)	1.29

Maximum offering price to public	$23.52

Class B
Net asset value, offering price and redemption price per share
($123,207,108 ÷ 5,602,888 shares of beneficial interest issued and outstanding)	$21.99

Class C
Net asset value, offering price and redemption price per share
($68,666,648 ÷ 3,122,089 shares of beneficial interest issued and outstanding)	$21.99

Class L
Net asset value, offering price and redemption price per share
($6,185,670 ÷ 278,888 shares of beneficial interest issued and outstanding)	$22.18

Class M
Net asset value, offering price and redemption price per share
($19,277,905 ÷ 876,662 shares of beneficial interest issued and outstanding)	$21.99

Class R
Net asset value, offering price and redemption price per share
($866,705 ÷ 39,076 shares of beneficial interest issued and outstanding)	$22.18

Class X
Net asset value, offering price and redemption price per share
($4,327,174 ÷ 196,775 shares of beneficial interest issued and outstanding)	$21.99

Class Z
Net asset value, offering price and redemption price per share
($111,214,790 ÷ 4,991,305 shares of beneficial interest issued and outstanding)	$22.28

Jennison Value Fund	17

Statement of Operations

Six Months Ended April 30, 2007 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends (net of foreign withholding taxes of $178,998)	$10,746,180
Affiliated dividend income	1,178,106
Affiliated income from securities loaned, net	68,102

Total income	11,992,388

Expenses
Management fee	3,339,327
Distribution fee—Class A	1,237,597
Distribution fee—Class B	535,009
Distribution fee—Class C	211,212
Distribution fee—Class L	3,759
Distribution fee—Class M	23,967
Distribution fee—Class R	827
Distribution fee—Class X	5,196
Transfer agent’s fees and expenses (including affiliated expense of $605,500) (Note 3)	733,000
Custodian’s fees and expenses	56,000
Reports to shareholders	50,000
Registration fees	41,000
Legal fees and expenses	30,000
Insurance	17,000
Trustees’ fees	13,000
Audit fee	9,000
Miscellaneous	6,163

Total expenses	6,312,057

Net investment income	5,680,331

Realized And Unrealized Gain On Investment And Foreign Currency Transactions
Net realized gain on:
Investment transactions	109,180,859
Short sales	391,177

109,572,036

Net change in unrealized appreciation on:
Investments	18,999,918
Foreign currencies	18,519

19,018,437

Net gain on investments and foreign currency transactions	128,590,473

Net Increase In Net Assets Resulting From Operations	$134,270,804

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2007	Year Ended October 31, 2006
Increase In Net Assets
Operations
Net investment income	$5,680,331	$10,437,490
Net realized gain on investments and foreign currency transactions	109,572,036	118,734,873
Net change in unrealized appreciation on investments and foreign currencies	19,018,437	61,050,342

Net increase in net assets resulting from operations	134,270,804	190,222,705

Dividends from net investment income (Note 1)
Class A	(8,164,199)	(5,369,140)
Class B	(147,136)	—
Class C	(45,182)	—
Class R	(393)	(12)
Class Z	(1,038,985)	(420,806)

	(9,395,895)	(5,789,958)

Distributions from net realized gains
Class A	(95,071,115)	(35,966,579)
Class B	(10,773,756)	(5,595,023)
Class C	(3,308,355)	(971,592)
Class R	(7,650)	(128)
Class Z	(9,486,716)	(2,054,591)

	(118,647,592)	(44,587,913)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	86,729,855	213,569,167
Net asset value of shares issued in connection with merger (Note 8)	127,217,340	—
Net asset value of shares issued in reinvestment of dividends and distributions	120,759,467	47,372,650
Cost of shares reacquired	(112,529,311)	(177,217,214)

Net increase in net assets from Fund share transactions	222,177,351	83,724,603

Total increase	228,404,668	223,569,437

Net Assets
Beginning of period	1,176,658,555	953,089,118

End of period(a)	$1,405,063,223	$1,176,658,555

(a) Includes undistributed net investment income of:	$4,479,471	$8,195,035

See Notes to Financial Statements.

Jennison Value Fund	19

Notes to Financial Statements

(Unaudited)

Jennison Value Fund (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The investment objective of the Fund is capital appreciation. It seeks to achieve this objective by investing primarily in common stocks and convertible securities that provide investment income returns above those of the Standard & Poor’s 500 Composite Stock Price Index or the NYSE Composite Index.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such

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securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of April 30, 2007, there were no securities whose values were impacted by events occurring after the close of the security’s foreign market.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market-value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding

Jennison Value Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements under the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

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Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60 of 1% of the Fund’s average daily net assets up to $500 million, .50 of 1% of the next $500 million, .475 of 1% of the next $500 million and .45 of 1% of the average daily net assets in excess of $1.5 billion. The effective management fee rate was .53 of 1% of the Fund’s average daily net assets for the six months ended April 30, 2007.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. The Fund compensates PIMS for

Jennison Value Fund	23

Notes to Financial Statements

(Unaudited) Cont’d

distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M, R and X Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund. Pursuant to the Class A, B, C, L, M, R and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, 1%, .75 of 1% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. For the six months ended April 30, 2007, PIMS contractually agreed to limit such fees to .25 of 1% and .50% of 1% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it has received approximately $340,600 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2007. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2007, it received approximately $52,000 and $1,700 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 27, 2006, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 26, 2007. For the period from October 29, 2005 through October 26, 2006, the Funds paid a commitment fee of .0725 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2007.

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2007, the Fund incurred approximately $148,300 in total networking fees, of which $87,006 was paid to Wachovia and First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended April, 30, 2007, PIM has been compensated approximately $29,300 for these services.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2007 were $383,301,567 and $420,062,081, respectively.

As of April 30, 2007, the Fund had securities on loan with an aggregate market value of $97,192,491. The Fund received $102,550,302 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2007 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$1,207,897,397	$311,461,953	$21,356,142	$290,105,811

Jennison Value Fund	25

Notes to Financial Statements

(Unaudited) Cont’d

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of wash sale losses for book and tax purposes.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.5% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class M and Class X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class L shares are closed to most new purchases (with the exception of reinvested dividends). Class L and Class M shares are only exchangable with Class L and Class M shares, respectively, offered by certain other Strategic Partners Funds. Class X shares are closed to new purchases. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.01 par value divided into eight classes, designated Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2007:
Shares sold	2,304,374	$49,469,985
Shares issued in connection with the merger	2,232,067	46,198,226
Shares issued in reinvestment of dividends and distributions	4,759,755	97,051,409
Shares reacquired	(3,810,149)	(81,661,766)

Net increase (decrease) in shares outstanding before conversion	5,486,047	111,057,854
Shares issued upon conversion from Class B	618,044	12,926,953

Net increase (decrease) in shares outstanding	6,104,091	$123,984,807

Year Ended October 31, 2006:
Shares sold	6,622,418	$139,018,128
Shares issued in reinvestment of dividends and distributions	1,959,077	38,613,402
Shares reacquired	(6,950,376)	(145,837,152)

Net increase (decrease) in shares outstanding before conversion	1,631,119	31,794,378
Shares issued upon conversion from Class B	1,414,535	29,084,598

Net increase (decrease) in shares outstanding	3,045,654	$60,878,976

Class B
Six months ended April 30, 2007:
Shares sold	304,352	$6,482,544
Shares issued in connection with the merger	1,047,992	21,471,958
Shares issued in reinvestment of dividends and distributions	519,027	10,499,923
Shares reacquired	(415,321)	(8,828,850)

Net increase (decrease) in shares outstanding before conversion	1,456,050	29,625,575
Shares reacquired upon conversion into Class A	(623,602)	(12,926,953)

Net increase (decrease) in shares outstanding	832,448	$16,698,622

Year Ended October 31, 2006:
Shares sold	597,144	$12,499,038
Shares issued in reinvestment of dividends and distributions	274,279	5,367,640
Shares reacquired	(776,972)	(16,100,691)

Net increase (decrease) in shares outstanding before conversion	94,451	1,765,987
Shares reacquired upon conversion into Class A	(1,427,998)	(29,084,598)

Net increase (decrease) in shares outstanding	(1,333,547)	$(27,318,611)

Class C
Six months ended April 30, 2007:
Shares sold	243,899	$5,153,635
Shares issued in connection with the merger	1,514,551	31,036,065
Shares issued in reinvestment of dividends and distributions	146,223	2,958,100
Shares reacquired	(233,411)	(4,965,153)

Net increase (decrease) in shares outstanding	1,671,262	$34,182,647

Year Ended October 31, 2006:
Shares sold	640,946	$13,451,472
Shares issued in reinvestment of dividends and distributions	47,187	923,919
Shares reacquired	(289,618)	(6,006,912)

Net increase (decrease) in shares outstanding	398,515	$8,368,479

Jennison Value Fund	27

Notes to Financial Statements

(Unaudited) Cont’d

	Shares	Amount
Class L
March 19, 2007* through April 30, 2007:
Shares sold	2,913	$61,502
Shares issued in connection with the merger	284,025	5,865,932
Shares reacquired	(8,050)	(174,459)

Net increase (decrease) in shares outstanding	278,888	$5,752,975

Class M
March 19, 2007* through April 30, 2007:
Shares sold	21,039	$448,295
Shares issued in connection with the merger	911,413	18,673,645
Shares reacquired	(55,790)	(1,206,231)

Net increase (decrease) in shares outstanding	876,662	$17,915,709

Class R
Six months ended April 30, 2007:
Shares sold	37,969	$807,386
Shares issued in reinvestment of dividends and distributions	379	7,717
Shares reacquired	(2,118)	(44,773)

Net increase (decrease) in shares outstanding	36,230	$770,330

Year Ended October 31, 2006:
Shares sold	2,949	$63,162
Shares issued in reinvestment of dividends and distributions	— **	3
Shares reacquired	(242)	(4,980)

Net increase (decrease) in shares outstanding	2,707	$58,185

Class X
March 19, 2007* through April 30, 2007:
Shares sold	8,434	$179,548
Shares issued in connection with the merger	193,839	3,971,514
Shares reacquired	(5,498)	(116,964)

Net increase (decrease) in shares outstanding	196,775	$4,034,098

Class Z
Six months ended April 30, 2007:
Shares sold	1,130,591	$24,126,960
Shares issued in reinvestment of dividends and distributions	501,828	10,242,318
Shares reacquired	(730,908)	(15,531,115)

Net increase (decrease) in shares outstanding	901,511	$18,838,163

Year Ended October 31, 2006:
Shares sold	2,294,435	$48,537,367
Shares issued in reinvestment of dividends and distributions	125,136	2,467,686
Shares reacquired	(440,315)	(9,267,479)

Net increase (decrease) in shares outstanding	1,979,256	$41,737,574

*	Inception date.
**	Less than .5 share.

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Note 7. Reorganization

On March 16, 2007, the Fund acquired all of the net assets of Strategic Partners Core Value Fund and Strategic Partners Large Capitalization Value Fund (the merged funds) pursuant to a plan of reorganization approved by the Strategic Partners Core Value Fund and Strategic Partners Large Capitalization Value Fund shareholders on December 14, 2006. The acquisition was accomplished by a tax-free issue of Class A, Class B, Class C, Class L, Class M and Class X shares for the corresponding classes of Strategic Partners Core Value Fund and Strategic Partners Large Capitalization Value Fund.

Strategic Partners Core Value Fund		Jennison Value Fund
Class	Shares	Class	Shares	Value
A	465,322	A	289,328	$5,988,365
B	106,392	B	66,858	1,369,838
C	683,831	C	429,581	8,802,951
L	456,096	L	284,025	5,865,932
M	1,454,212	M	911,413	18,673,645
X	308,721	X	193,839	3,971,514
Strategic Partners Large Capitalization Value Fund		Jennison Value Fund
Class	Shares	Class	Shares	Value
A	3,013,804	A	1,942,739	$40,209,861
B	1,543,177	B	981,134	20,102,120
C	1,706,263	C	1,084,970	22,233,114

The aggregate net assets and unrealized appreciation/(depreciation) of the merged funds immediately before the acquisition were:

	Total Net Assets	Unrealized Appreciation
Strategic Partners Core Value Fund	$44,672,245	$10,466,895
Strategic Partners Large Capitalization Value Fund	82,545,095	14,505,336

The aggregate net assets of Jennison Value Fund immediately before the acquisition was $1,197,808,121.

Note 8. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of

Jennison Value Fund	29

Notes to Financial Statements

(Unaudited) Cont’d

tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

APRIL 30, 2007	SEMIANNUAL REPORT

Jennison Value Fund

Financial Highlights

(Unaudited) Cont’d

	Class A
	Six Months Ended April 30, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$22.49

Income (loss) from investment operations:
Net investment income	.11
Net realized and unrealized gain (loss) on investment transactions	2.08

Total from investment operations	2.19

Less Dividends and Distributions:
Dividends from net investment income	(.19)
Distributions from net realized gains	(2.26)

Total dividends and distributions	(2.45)

Net asset value, end of period	$22.23

Total Return(b):	10.80%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,071,317
Average net assets (000)	$998,283
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	.94	%(d)
Expenses, excluding distribution and service (12b-1) fees	.69	%(d)
Net investment income	.98	%(d)
For Class A, B, C, L, M, R, X and Z shares:
Portfolio turnover rate	32	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended October 31,
2006(a)	2005(a)	2004(a)	2003(a)	2002(a)

$19.77	$16.71	$14.50	$12.17	$16.09

.22	.14	.11	.11	.11
3.56	3.07	2.22	2.31	(2.43)

3.78	3.21	2.33	2.42	(2.32)

(.14)	(.15)	(.12)	(.09)	(.10)
(.92)	—	—	—	(1.50)

(1.06)	(.15)	(.12)	(.09)	(1.60)

$22.49	$19.77	$16.71	$14.50	$12.17

19.85%	19.31%	16.21%	19.97%	(16.56)%

$946,315	$771,540	$610,345	$559,230	$516,702
$872,078	$699,013	$598,375	$529,960	$657,772

.98%	1.04%	1.07%	1.12%	1.04%
.73%	.79%	.82%	.87%	.79%
1.05%	.77%	.68%	.88%	.74%

49%	56%	56%	97%	72%

See Notes to Financial Statements.

Jennison Value Fund	33

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended April 30, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$22.18

Income (loss) from investment operations:
Net investment income (loss)	.02
Net realized and unrealized gain (loss) on investment transactions	2.08

Total from investment operations	2.10

Less Dividends and Distributions:
Dividends from net investment income	(.03)
Distributions from net realized gains	(2.26)

Total dividends and distributions	(2.29)

Net asset value, end of period	$21.99

Total Return(c):	10.38%
Ratios/Supplemental Data:
Net assets, end of period (000)	$123,207
Average net assets (000)	$107,889
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.69	%(d)
Expenses, excluding distribution and service (12b-1) fees	.69	%(d)
Net investment income (loss)	.23	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Less than $.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class B
Year Ended October 31,
2006(a)	2005(a)	2004(a)	2003(a)	2002(a)

$19.52	$16.49	$14.31	$12.02	$15.92

.07	.02	(.01)	.02	— (b)
3.51	3.02	2.20	2.27	(2.40)

3.58	3.04	2.19	2.29	(2.40)

—	(.01)	(0.01)	—	—
(.92)	—	—	—	(1.50)

(.92)	(.01)	(0.01)	—	(1.50)

$22.18	$19.52	$16.49	$14.31	$12.02

18.96%	18.44%	15.34%	19.05%	(17.21)%

$105,824	$119,151	$193,230	$215,039	$241,923
$112,070	$161,840	$212,833	$221,850	$347,114

1.73%	1.79%	1.82%	1.87%	1.79%
.73%	.79%	.82%	.87%	.79%
.32%	.04%	(.06)%	.13%	(.01)%

See Notes to Financial Statements.

Jennison Value Fund	35

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended April 30, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$22.19

Income (loss) from investment operations:
Net investment income (loss)	.02
Net realized and unrealized gain (loss) on investment transactions	2.07

Total from investment operations	2.09

Less Dividends and Distributions:
Dividends from net investment income	(.03)
Distributions from net realized gains	(2.26)

Total dividends and distributions	(2.29)

Net asset value, end of period	$21.99

Total Return(c):	10.33%
Ratios/Supplemental Data:
Net assets, end of period (000)	$68,667
Average net assets (000)	$42,592
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.69	%(d)
Expenses, excluding distribution and service (12b-1) fees	.69	%(d)
Net investment income (loss)	.19	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Less than $.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(d)	Annualized.
(e)	Less than .005%.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class C
Year Ended October 31,
2006(a)	2005(a)	2004(a)	2003(a)	2002(a)

$19.52	$16.49	$14.31	$12.02	$15.92

.06	.01	(.01)	.02	— (b)
3.53	3.03	2.20	2.27	(2.40)

3.59	3.04	2.19	2.29	(2.40)

—	(.01)	(.01)	—	—
(.92)	—	—	—	(1.50)

(.92)	(.01)	(.01)	—	(1.50)

$22.19	$19.52	$16.49	$14.31	$12.02

18.95%	18.44%	15.34%	19.05%	(17.21)%

$32,189	$20,540	$20,006	$21,268	$22,728
$24,812	$20,814	$21,130	$22,008	$29,071

1.73%	1.79%	1.82%	1.87%	1.79%
.73%	.79%	.82%	.87%	.79%
.29%	.05%	(.07)%	.13%	— (e)

See Notes to Financial Statements.

Jennison Value Fund	37

Financial Highlights

(Unaudited) Cont’d

	Class L
	March 19, 2007(a) Through April 30, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$20.65

Income from investment operations:
Net investment income	.01
Net realized and unrealized gain on investment transactions	1.52

Total from investment operations	1.53

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$22.18

Total Return(c):	7.41%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,186
Average net assets (000)	$6,099
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.19	%(d)
Expenses, excluding distribution and service (12b-1) fees	.69	%(d)
Net investment income	.46	%(d)

(a)	Inception date of Class L shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

	Class M
	March 19, 2007(a) Through April 30, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$20.49

Income from investment operations
Net investment loss	—	(c)
Net realized and unrealized gain on investment transactions	1.50

Total from investment operations	1.50

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$21.99

Total Return(d):	7.32%
Ratios/Supplemental Data:
Net assets, end of period (000)	$19,278
Average net assets (000)	$19,440
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.69	%(e)
Expenses, excluding distribution and service (12b-1) fees	.69	%(e)
Net investment income	(.05	)%(e)

(a)	Inception date of Class M shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Jennison Value Fund	39

Financial Highlights

(Unaudited) Cont’d

	Class R
	Six Months Ended April 30, 2007(b)		Year Ended October 31, 2006(b)	June 3, 2005(a) Through October 31, 2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$22.39		$19.74	$18.31

Income from investment operations:
Net investment income	.08		.13	.01
Net realized and unrealized gain on investment transactions	2.09		3.53	1.42

Total from investment operations	2.17		3.66	1.43

Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.09)	—
Distributions from net realized gains	(2.26)		(.92)	—

Total dividends and distributions	(2.38)		(1.01)	—

Net asset value, end of period	$22.18		$22.39	$19.74

Total Return(c):	10.64%		19.21%	7.81%
Ratios/Supplemental Data:
Net assets, end of period (000)	$867		$64	$3
Average net assets (000)	$333		$21	$3
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.19	%(e)	1.23%	1.29	%(e)
Expenses, excluding distribution and service (12b-1) fees	.69	%(e)	.73%	.79	%(e)
Net investment income	.84	%(e)	.61%	.19	%(e)

(a)	Inception date of Class R shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(e)	Annualized.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

	Class X
	March 19, 2007(a) Through April 30, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$20.49

Income from investment operations
Net investment loss	—	(c)
Net realized and unrealized gain on investment transactions	1.50

Total from investment operations	1.50

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$21.99

Total Return(c):	7.32%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,327
Average net assets (000)	$4,214
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.69	%(d)
Expenses, excluding distribution and service (12b-1) fees	.69	%(d)
Net investment income	(.03	)%(d)

(a)	Inception date of Class X shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Jennison Value Fund	41

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended April 30, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$22.56

Income (loss) from investment operations:
Net investment income	.13
Net realized and unrealized gain (loss) on investment transactions	2.10

Total from investment operations	2.23

Less Dividends and Distributions:
Dividends from net investment income	(.25)
Distributions from net realized gains	(2.26)

Total dividends and distributions	(2.51)

Net asset value, end of period	$22.28

Total Return(b):	10.91%
Ratios/Supplemental Data:
Net assets, end of period (000)	$111,215
Average net assets (000)	$103,296
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.69	%(c)
Expenses, excluding distribution and service (12b-1) fees	.69	%(c)
Net investment income	1.25	%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,
2006(a)	2005(a)	2004(a)	2003(a)	2002(a)

$19.83	$16.76	$14.54	$12.21	$16.14

.27	.19	.15	.15	.14
3.57	3.07	2.23	2.30	(2.43)

3.84	3.26	2.38	2.45	(2.29)

(.19)	(.19)	(.16)	(.12)	(.14)
(.92)	—	—	—	(1.50)

(1.11)	(.19)	(.16)	(.12)	(1.64)

$22.56	$19.83	$16.76	$14.54	$12.21

20.15%	19.59%	16.49%	20.26%	(16.34)%

$92,267	$41,856	$26,725	$32,340	$31,300
$65,638	$32,824	$25,857	$31,275	$58,256

.73%	.79%	.82%	.87%	.79%
.73%	.79%	.82%	.87%	.79%
1.28%	1.00%	.93%	1.13%	.98%

See Notes to Financial Statements.

Jennison Value Fund	43

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	P.O. Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Jennison Value Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Value Fund
Share Class	A	B	C	L	M	R	X	Z
NASDAQ	PBEAX	PBQIX	PEICX	N/A	N/A	JDVRX	N/A	PEIZX
CUSIP	476297106	476297205	476297304	476297601	476297700	476297502	476297809	476297403

MF131E2    IFS-A134883    Ed. 06/2007

Item	2	–	Code of Ethics – Not required, as this is not an annual filing.

Item	3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item	4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item	5	–	Audit Committee of Listed Registrants – Not applicable.

Item	6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item	7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item	8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item	9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item	10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item	11	–	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jennison Value Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	June 28, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	June 28, 2007

*	Print the name and title of each signing officer under his or her signature.